UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Emerging Markets Equity Portfolio

Portfolio of Investments

February 28, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.4%
Financials - 24.4%
Commercial Banks - 17.9%
Banco do Brasil SA	16,600	$220,897
Banco Santander Brasil SA/Brazil (ADR)	7,230	52,851
Bangkok Bank PCL (NVDR)	8,600	63,261
Bank Mandiri Persero Tbk PT	65,500	68,018
Bank Rakyat Indonesia Persero Tbk PT	30,500	29,769
China Construction Bank Corp.-Class H	88,000	72,495
DGB Financial Group, Inc.	2,880	43,200
Hana Financial Group, Inc.	1,600	59,548
Industrial & Commercial Bank of China Ltd.-Class H	135,000	96,784
KB Financial Group, Inc.	1,670	60,466
Komercni Banka AS	140	28,456
Sberbank of Russia (Sponsored ADR)	3,807	52,499
State Bank of India (Sponsored GDR) (a)	610	51,088
Turkiye Halk Bankasi AS	7,389	72,981

		972,313

Real Estate Investment Trusts (REITs) - 0.6%
Macquarie Mexico Real Estate Management SA de CV (b)	13,300	30,164

Real Estate Management & Development - 5.9%
China Overseas Land & Investment Ltd.	22,000	66,808
Country Garden Holdings Co., Ltd. (b)	127,800	65,804
Evergrande Real Estate Group Ltd.	180,000	87,892
KWG Property Holding Ltd.	52,400	35,898
LPN Development PCL	21,200	17,815
Shimao Property Holdings Ltd.	16,000	32,160
Supalai PCL	19,800	14,443

		320,820

		1,323,297

Energy - 15.4%
Oil, Gas & Consumable Fuels - 15.4%
Banpu PCL	2,950	38,771
China Petroleum & Chemical Corp.-Class H	118,000	133,987
Gazprom OAO (Sponsored ADR)	23,950	212,676
KazMunaiGas Exploration Production JSC (GDR) (a)	2,050	39,954
LUKOIL OAO (London) (Sponsored ADR)	2,790	179,955
Petroleo Brasileiro SA (Sponsored ADR)	8,940	149,566
PTT PCL	7,000	82,353

		837,262

Information Technology - 14.7%
Computers & Peripherals - 1.0%
Wistron Corp.	47,000	52,639

Electronic Equipment, Instruments & Components - 3.3%
Hon Hai Precision Industry Co., Ltd.	28,000	78,120
LG Display Co., Ltd. (b)	2,680	75,002
Yageo Corp. (b)	83,000	25,372

		178,494

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 10.4%
Advanced Semiconductor Engineering, Inc.	113,000	$94,890
Samsung Electronics Co., Ltd.	270	382,422
SK Hynix, Inc. (b)	3,640	88,585

		565,897

		797,030

Materials - 12.6%
Chemicals - 2.0%
Hyosung Corp.	670	34,860
OCI Co., Ltd.	250	39,862
SKC Co., Ltd.	1,020	32,880

		107,602

Construction Materials - 1.2%
China National Building Material Co., Ltd.-Class H	8,000	12,189
China Shanshui Cement Group Ltd.	34,000	24,332
West China Cement Ltd.	138,000	26,291

		62,812

Metals & Mining - 9.4%
KGHM Polska Miedz SA	3,040	172,362
Korea Zinc Co., Ltd. (b)	70	24,165
Koza Altin Isletmeleri AS	3,560	84,209
MMC Norilsk Nickel OJSC (ADR)	3,020	53,454
Vale SA (Sponsored ADR) (Local Preference Shares)	9,700	178,189

		512,379

		682,793

Consumer Discretionary - 11.3%
Auto Components - 1.4%
Gajah Tunggal Tbk PT	38,500	8,758
Hyundai Mobis Co., Ltd.	170	48,927
Xingda International Holdings Ltd.	41,000	19,304

		76,989

Automobiles - 2.3%
Hyundai Motor Co.	290	58,020
Kia Motors Corp.	1,330	68,254

		126,274

Distributors - 1.6%
Dah Chong Hong Holdings Ltd.	59,000	60,564
Imperial Holdings Ltd.	1,170	26,824

		87,388

Hotels, Restaurants & Leisure - 2.0%
Melco Crown Entertainment Ltd. (ADR) (b)	3,660	70,308
MGM China Holdings Ltd.	14,800	35,771

		106,079

Company	Shares	U.S. $ Value
Household Durables - 1.4%
Brookfield Incorporacoes SA	23,600	$37,557
Rossi Residencial SA	21,705	38,489

		76,046

Specialty Retail - 0.9%
Mr. Price Group Ltd.	3,890	49,891

Textiles, Apparel & Luxury Goods - 1.7%
Alpargatas SA (Preference Shares)	2,200	14,949
Daphne International Holdings Ltd.	28,000	33,552
Shenzhou International Group Holdings Ltd.	15,000	42,620

		91,121

		613,788

Utilities - 3.5%
Electric Utilities - 1.0%
Light SA	5,400	52,653

Independent Power Producers & Energy Traders - 0.5%
Huaneng Power International, Inc.-Class H	30,000	30,762

Water Utilities - 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo (b)	900	43,636
Cia de Saneamento de Minas Gerais-COPASA	2,500	64,792

		108,428

		191,843

Consumer Staples - 3.3%
Food & Staples Retailing - 0.4%
Shoprite Holdings Ltd.	1,220	23,205

Food Products - 2.1%
AVI Ltd.	6,820	41,937
Gruma SAB de CV (b)	4,800	16,922
MHP SA (GDR) (a) (b)	2,080	37,960
NongShim Co., Ltd.	60	15,966

		112,785

Tobacco - 0.8%
KT&G Corp.	570	40,638

		176,628

Industrials - 3.0%
Airlines - 1.4%
Turk Hava Yollari (b)	17,930	74,340

Industrial Conglomerates - 1.0%
Bidvest Group Ltd.	2,110	55,690

Transportation Infrastructure - 0.6%
Jiangsu Expressway Co., Ltd.	32,000	32,270

		162,300

Company	Shares	U.S. $ Value
Telecommunication Services - 2.9%
Diversified Telecommunication Services - 0.2%
XL Axiata Tbk PT	20,000	$11,274

Wireless Telecommunication Services - 2.7%
America Movil SAB de CV Series L (ADR)	4,460	93,170
China Mobile Ltd.	5,000	54,904

		148,074

		159,348

Health Care - 1.3%
Health Care Providers & Services - 0.5%
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	12,300	26,457

Pharmaceuticals - 0.8%
Richter Gedeon Nyrt	300	45,786

		72,243

Total Common Stocks (cost $4,826,414)		5,016,532

WARRANTS - 6.3%
Financials - 5.2%
Commercial Banks - 5.0%
Bank Muscat SAOG, Citigroup Global Markets Holdings, Inc., expiring 10/28/13 (b)	6,930	11,192
Bank of Baroda, JPMorgan Chase Bank, NA, expiring 9/29/14 (a) (b)	2,470	31,418
Bank of India, JPMorgan Chase Bank, NA, expiring 9/29/14 (a) (b)	5,230	30,439
Canara Bank, Deutsche Bank AG, expiring 1/17/17 (b)	1,500	11,468
Commercial Bank of Qatar, Deutsche Bank AG London, expiring 5/26/17 (b)	2,450	45,423
First Gulf Bank PJSC, Merrill Lynch International, expiring 8/21/15 (b)	10,070	37,150
Punjab National Bank, Merrill Lynch International, expiring 7/07/15 (b)	3,600	52,338
Union Bank of India, Merrill Lynch International, expiring 7/07/15 (b)	13,270	51,791

		271,219

Real Estate Management & Development - 0.2%
Emaar Properties PJSC, Merril Lynch International, expiring 10/01/15 (b)	10,160	14,661

		285,880

Industrials - 0.5%
Air Freight & Logistics - 0.5%
Agility, Inc., Credit Suisse International, expiring 3/27/13 (b)	13,490	26,730

Company	Shares	U.S. $ Value
Materials - 0.3%
Chemicals - 0.3%
United Phosphorus Ltd., Merrill Lynch International, expiring 2/07/17 (b)	7,440	$15,847

Consumer Discretionary - 0.3%
Auto Components - 0.3%
Apollo Tyres Ltd., Merrill Lynch International, expiring 12/30/15 (b)	10,120	15,394

Total Warrants (cost $353,994)		343,851

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares Inc.- Government STIF Portfolio, 0.12% (c) (cost $55,119)	55,119	55,119

Total Investments - 99.7% (cost $5,235,527) (d)		5,415,502
Other assets less liabilities - 0.3%		17,030

Net Assets - 100.0%		$5,432,532

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate market value of these securities amounted to $190,859 or 3.5% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $418,251 and gross unrealized depreciation of investments was $(238,276), resulting in net unrealized appreciation of $179,975.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

COUNTRY BREAKDOWN *

February 28, 2013 (unaudited)

19.8%	South Korea
17.0%	China
15.8%	Brazil
9.2%	Russia
4.8%	India
4.6%	Taiwan
4.3%	Turkey
4.0%	Thailand
3.6%	South Africa
3.2%	Poland
2.6%	Mexico
2.6%	Hong Kong
2.2%	Indonesia
5.3%	Other
1.0%	Short-Term

100.0%	Total Investments

*	All data are as of February 28, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Czech Republic, Hungary, Kazakhstan, Kuwait, Oman, Qatar, Ukraine and United Arab Emirates.

AllianceBernstein Emerging Markets Equity Portfolio

February 28, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$356,411		$966,886		$	– 0	–	$1,323,297
Energy	582,151		255,111			– 0	–	837,262
Information Technology	– 0	–	797,030			– 0	–	797,030
Materials	231,643		451,150			– 0	–	682,793
Consumer Discretionary	161,303		452,485			– 0	–	613,788
Utilities	161,081		30,762			– 0	–	191,843
Consumer Staples	95,520		81,108			– 0	–	176,628
Industrials	– 0	–	162,300			– 0	–	162,300
Telecommunication Services	93,170		66,178			– 0	–	159,348
Health Care	– 0	–	72,243			– 0	–	72,243
Warrants	– 0	–	78,541			265,310		343,851
Short-Term Investments	55,119		– 0	–		– 0	–	55,119

Total Investments in Securities	1,736,398		3,413,794+			265,310		5,415,502
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$1,736,398		$3,413,794			$265,310		$5,415,502

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants	Total
Balance as of 11/30/12	$273,602	$273,602
Accrued discounts/(premiums)	—	—
Realized gain (loss)	2,717	2,717
Change in unrealized appreciation/depreciation	(17,434)	(17,434)
Purchases	37,907	37,907
Sales	(31,482)	(31,482)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 2/28/13	$265,310	$265,310

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/13	$(17,434)	$(17,434)

The following presents information about significant unobservable inputs related to the Portfolios with material categories of Level 3 investments at February 28, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 02/28/2013	Valuation Technique	Unobservable Input	Range
Warrants	$265,310	Indicative Market Quotations	Broker Quote	$1.52 - $18.54

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2013